Income Taxes - Temporary Differences in Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,209	$ 1,295
Liabilities	322	403
Total net deferred tax asset	887	892
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(738)	(841)
Liabilities	8	116
Policy liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,116	1,218
Liabilities	379	322
Deferred acquisition costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	95	84
Liabilities	(1)	7
Losses available for carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	600	543
Liabilities	(48)	(6)
Pension and other employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	183	201
Liabilities	(136)	(150)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(47)	90
Liabilities	$ 120	$ 114